Significant Accounting Policies - Summary of Impact on Adoption of Cash Flows (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Profit (loss)	R$ 804,195	R$ 305,227	R$ (104,969)
Depreciation and amortization	163,396	92,333	57,208
Other financial costs and foreign exchange, net	110,744	126,756	71,920
Working capital adjustments:
Prepaid expenses	2,603	(4,675)	(6,418)
Net cash used in operating activities	(2,651,781)	(2,415,583)	(1,283,949)
Payment of leases	(38,023)	(14,296)	(12,983)
Net cash provided by financing activities	3,757,949	R$ 4,794,888	R$ 2,053,425
Increase Decrease Due to Adoption of IAS 17 Lease [member]
Statement [Line Items]
Profit (loss)	(6,039)
Depreciation and amortization	27,383
Other financial costs and foreign exchange, net	4,904
Loss on disposal of property, equipment and intangible assets	(46)
Deferred income tax and social contribution	1,084
Working capital adjustments:
Prepaid expenses	8,144
Net cash used in operating activities	35,430
Payment of leases	(35,430)
Net cash provided by financing activities	R$ (35,430)